OIL AND GAS RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
Oil And Gas Reserves
Schedule of proved reserves

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	7,592	20,523	3,994	11,312	11,586	31,835

Total at 12.31.2023	7,592	20,523	3,994	11,312	11,586	31,835

(1)	In thousands of barrels.
(2)	In millions of cubic meters.